International Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

		Shares/	Value
Common Stocks (96.5%)	Country	Par +	$ (000’s)
Communication Services (9.6%)
China Telecom Corp., Ltd. - Class H *	China	53,466,460	16,131
Deutsche Telekom AG *	Germany	3,556,150	47,085
KDDI Corp.	Japan	703,100	20,782
Singapore Telecommunications, Ltd.	Singapore	5,458,370	9,675
Vodafone Group PLC	United Kingdom	26,565,144	37,109

Total			130,782

Consumer Discretionary (5.4%)
Cie Generale des Etablissements Michelin *	France	299,628	26,668
Honda Motor Co., Ltd.	Japan	623,330	14,019
Isuzu Motors, Ltd.	Japan	2,727,800	18,056
SES SA *	Luxembourg	1,089,325	6,409
Yum China Holdings, Inc.	United States	186,340	7,944

Total			73,096

Consumer Staples (7.6%)
Kirin Holdings Co., Ltd. *	Japan	1,710,900	33,886
Matsumotokiyoshi Holdings Co., Ltd.	Japan	671,800	24,622
Seven & i Holdings Co., Ltd.	Japan	892,400	29,469
Suntory Beverage & Food, Ltd. *	Japan	401,300	15,186

Total			103,163

Energy (9.2%)
BP PLC	United Kingdom	7,381,530	31,403
Eni SpA *	Italy	2,611,625	26,405
Equinor ASA *	Norway	1,161,820	14,635
Husky Energy, Inc.	Canada	1,528,240	3,844
Tenaris SA *	Luxembourg	679,125	4,154
TOTAL SA *	France	1,154,510	44,771

Total			125,212

Financials (8.7%)
AIA Group, Ltd. *	Hong Kong	2,308,900	20,772
Bangkok Bank PCL *	Thailand	1,854,800	5,682
Bank of Ireland Group PLC *	Ireland	1,617,550	3,056
BNP Paribas SA *	France	335,670	10,119
ING Groep NV *	Netherlands	1,292,482	6,770
KB Financial Group, Inc., ADR *	South Korea	602,490	16,382
Standard Chartered PLC *	United Kingdom	5,676,502	31,287
Sumitomo Mitsui Financial Group, Inc.	Japan	987,770	24,000

Total			118,068

Health Care (15.1%)
Bayer AG *	Germany	564,348	33,128
Fresenius Medical Care AG & Co. *	Germany	479,200	31,964
Novartis AG *	Switzerland	266,050	21,988
Roche Holding AG	Switzerland	109,750	35,681
Sanofi *	France	416,285	36,650

		Shares/	Value
Common Stocks (96.5%)	Country	Par +	$ (000’s)
Health Care continued
Sinopharm Group Co., Ltd. - Class H *	China	3,735,000	8,364
Takeda Pharmaceutical Co., Ltd.	Japan	1,205,917	36,904

Total			204,679

Industrials (11.7%)
A.P. Moeller - Maersk AS - Class B	Denmark	9,850	8,836
BAE Systems PLC *	United Kingdom	4,094,960	26,423
CK Hutchison Holdings, Ltd. *	Cayman Islands	3,262,790	21,881
Deutsche Lufthansa AG *	Germany	905,930	8,650
East Japan Railway Co.	Japan	373,800	28,325
Komatsu, Ltd.	Japan	801,400	13,186
Mitsubishi Electric Corp.	Japan	2,467,400	30,452
Siemens AG	Germany	205,900	17,722
Siemens AG, ADR	Germany	91,780	3,855

Total			159,330

Information Technology (9.3%)
	Taiwan	2,553,000	16,234
Kyocera Corp.	Japan	481,400	28,548
NXP Semiconductors NV	Netherlands	263,950	21,890
Samsung Electronics Co., Ltd. *	South Korea	975,400	37,908
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	2,451,785	21,885

Total			126,465

Materials (8.0%)
ArcelorMittal SA *	Luxembourg	557,050	5,279
Barrick Gold Corp.	Canada	1,052,030	19,273
Covestro AG *	Germany	420,660	13,067
Johnson Matthey PLC	United Kingdom	591,960	13,155
Sumitomo Metal Mining Co., Ltd.	Japan	984,840	20,198
Wheaton Precious Metals Corp.	Canada	711,150	19,572
Yara International ASA *	Norway	589,140	18,640

Total			109,184

Real Estate (7.0%)
CK Asset Holdings, Ltd. *	Cayman Islands	5,205,240	28,318
Mitsui Fudosan Co., Ltd.	Japan	1,916,100	33,141
Sun Hung Kai Properties	Hong Kong	1,432,740	18,812
Swire Pacific, Ltd. - Class A *	Hong Kong	2,244,100	14,376

Total			94,647

Utilities (4.9%)
E.ON SE *	Germany	4,532,810	47,669
Veolia Environnement SA *	France	873,790	18,693

Total			66,362

Total Common Stocks (Cost: $1,601,443)			1,310,988

International Equity Portfolio

Short-Term Investments		Shares/	Value
(3.5%)	Country	Par +	$ (000’s)
Money Market Funds (3.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	United States	47,757,208	47,757

Total			47,757

Short-Term Investments		Shares/	Value
(3.5%)	Country	Par +	$ (000’s)
US Government & Agencies (0.0%)
Federal Home Loan Bank 0.000%, 4/1/20 USD	United States	200,000	200

Total			200

Total Short-Term Investments (Cost: $47,957)			47,957

Total Investments (100.0%) (Cost: $1,649,400)@			1,358,945

Other Assets, Less Liabilities (0.0%)			581

Net Assets (100.0%)			1,359,526

Investments Percentage by Country is based on Net Assets:
Japan	27.2%
Germany	15.0%
United Kingdom	10.2%
France	10.2%
Other	37.4%

Total	100.0%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,649,400 and the net unrealized depreciation of investments based on that cost was $290,455 which is comprised of $56,987 aggregate gross unrealized appreciation and $347,442 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Description	Prices	Observable Inputs	Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$7,944	$65,152	$—
Energy	3,844	121,368	—
Financials	16,382	101,686	—
Industrials	3,855	155,475	—
Information Technology	21,890	104,575	—
Materials	38,845	70,339	—
All Others	—	599,633	—
Short-Term Investments
Money Market Funds	47,757	—	—
All Others	—	200	—

Total Assets:	$140,517	$1,218,428	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand